John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 57.1%				$1,896,794,755
(Cost $1,962,664,464)
U.S. Government 21.2%				705,256,971
U.S. Treasury
Bond	2.250	02-15-52	10,795,000	7,061,448
Bond	3.000	08-15-52	26,858,000	20,763,542
Bond	3.375	08-15-42	37,481,000	32,055,040
Bond	3.375	11-15-48	11,535,000	9,583,512
Bond	4.000	11-15-42	56,420,000	52,666,748
Bond	4.500	02-15-44	39,455,000	39,442,670
Bond	4.750	11-15-43	129,411,000	133,172,007
Bond	4.750	11-15-53	102,296,000	108,833,354
Note	4.000	01-31-29	79,667,000	78,745,850
Note	4.000	01-31-31	186,664,000	183,630,710
Note	4.000	02-15-34	40,085,000	39,302,090
U.S. Government Agency 35.9%				1,191,537,784
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	8,042,176	7,144,982
15 Yr Pass Thru	4.000	08-01-37	3,330,835	3,228,789
15 Yr Pass Thru	4.000	08-01-37	1,983,344	1,918,862
15 Yr Pass Thru	4.000	08-01-37	2,869,406	2,768,046
15 Yr Pass Thru	4.000	11-01-37	5,864,294	5,673,635
15 Yr Pass Thru	4.500	12-01-37	1,232,372	1,205,975
15 Yr Pass Thru	4.500	02-01-38	7,990,181	7,819,034
30 Yr Pass Thru	2.500	08-01-51	6,400,716	5,343,421
30 Yr Pass Thru	2.500	11-01-51	5,008,341	4,171,653
30 Yr Pass Thru	2.500	12-01-51	1,615,714	1,342,765
30 Yr Pass Thru	3.000	03-01-43	253,938	226,966
30 Yr Pass Thru	3.000	03-01-43	2,015,695	1,799,136
30 Yr Pass Thru	3.000	04-01-43	337,724	301,400
30 Yr Pass Thru	3.000	12-01-45	721,396	637,575
30 Yr Pass Thru	3.000	10-01-46	729,902	644,209
30 Yr Pass Thru	3.000	10-01-46	581,161	510,911
30 Yr Pass Thru	3.000	12-01-46	2,048,450	1,796,992
30 Yr Pass Thru	3.000	12-01-46	552,503	487,443
30 Yr Pass Thru	3.000	04-01-47	366,680	322,356
30 Yr Pass Thru	3.000	04-01-47	4,500,926	3,943,138
30 Yr Pass Thru	3.000	09-01-49	4,916,975	4,273,823
30 Yr Pass Thru	3.000	10-01-49	3,480,225	3,027,179
30 Yr Pass Thru	3.000	10-01-49	1,815,825	1,577,176
30 Yr Pass Thru	3.000	12-01-49	6,843,754	5,952,852
30 Yr Pass Thru	3.000	12-01-49	5,555,688	4,815,102
30 Yr Pass Thru	3.000	01-01-50	11,047,097	9,605,563
30 Yr Pass Thru	3.000	02-01-50	6,130,918	5,309,820
30 Yr Pass Thru	3.500	02-01-42	560,794	518,188
30 Yr Pass Thru	3.500	04-01-44	339,517	312,414
30 Yr Pass Thru	3.500	07-01-46	653,515	597,797
30 Yr Pass Thru	3.500	10-01-46	894,538	810,444
30 Yr Pass Thru	3.500	11-01-46	753,638	686,322
30 Yr Pass Thru	3.500	12-01-46	387,762	353,733
30 Yr Pass Thru	3.500	01-01-47	2,871,880	2,626,129
30 Yr Pass Thru	3.500	02-01-47	644,289	589,358
30 Yr Pass Thru	3.500	04-01-47	499,961	457,178
30 Yr Pass Thru	3.500	11-01-48	2,343,176	2,136,077
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-49	13,462	$12,147
30 Yr Pass Thru	3.500	03-01-52	2,745,337	2,464,929
30 Yr Pass Thru	3.500	03-01-52	12,663,163	11,298,519
30 Yr Pass Thru	3.500	04-01-52	30,217,396	27,112,108
30 Yr Pass Thru	3.500	06-01-52	7,606,409	6,862,769
30 Yr Pass Thru	4.000	11-01-43	121,391	115,146
30 Yr Pass Thru	4.000	02-01-44	42,170	39,947
30 Yr Pass Thru	4.000	07-01-45	1,562,125	1,475,884
30 Yr Pass Thru	4.000	03-01-48	376,773	354,442
30 Yr Pass Thru	4.000	08-01-48	342,627	321,570
30 Yr Pass Thru	4.000	08-01-49	10,766,445	10,017,758
30 Yr Pass Thru	4.000	05-01-52	245,124	228,518
30 Yr Pass Thru	4.000	05-01-52	18,204,019	16,828,623
30 Yr Pass Thru (A)	4.000	06-01-52	10,535,371	9,739,376
30 Yr Pass Thru	4.000	08-01-52	18,881,605	17,525,821
30 Yr Pass Thru	4.000	08-01-52	11,706,286	10,865,722
30 Yr Pass Thru	4.000	08-01-52	5,738,270	5,284,992
30 Yr Pass Thru	4.000	08-01-52	27,198,288	25,168,834
30 Yr Pass Thru (A)	4.000	08-01-52	2,864,025	2,647,635
30 Yr Pass Thru	4.000	04-01-53	3,240,840	3,006,867
30 Yr Pass Thru	4.500	02-01-41	195,137	190,532
30 Yr Pass Thru	4.500	03-01-47	666,654	644,950
30 Yr Pass Thru	4.500	06-01-52	4,947,891	4,729,193
30 Yr Pass Thru	4.500	07-01-52	2,168,630	2,070,743
30 Yr Pass Thru	4.500	07-01-52	3,409,761	3,255,852
30 Yr Pass Thru	4.500	08-01-52	1,334,599	1,277,694
30 Yr Pass Thru	4.500	08-01-52	6,460,050	6,172,495
30 Yr Pass Thru	4.500	08-01-52	5,363,473	5,124,730
30 Yr Pass Thru	4.500	08-01-52	4,597,370	4,356,811
30 Yr Pass Thru	4.500	09-01-52	3,343,526	3,191,562
30 Yr Pass Thru	4.500	09-01-52	3,734,082	3,574,869
30 Yr Pass Thru	4.500	09-01-52	13,761,441	13,153,182
30 Yr Pass Thru	4.500	10-01-52	13,624,314	13,017,858
30 Yr Pass Thru	4.500	10-01-52	4,905,753	4,667,454
30 Yr Pass Thru	4.500	12-01-52	3,147,816	3,002,780
30 Yr Pass Thru	4.500	12-01-52	12,711,452	12,173,436
30 Yr Pass Thru	4.500	02-01-53	12,306,417	11,666,326
30 Yr Pass Thru	4.500	03-01-53	8,142,247	7,716,201
30 Yr Pass Thru	4.500	04-01-53	2,946,162	2,818,702
30 Yr Pass Thru	4.500	04-01-53	10,803,429	10,297,555
30 Yr Pass Thru	4.500	08-01-53	9,388,642	8,970,727
30 Yr Pass Thru	4.500	08-01-53	3,786,947	3,612,462
30 Yr Pass Thru	5.000	07-01-52	9,685,241	9,493,077
30 Yr Pass Thru	5.000	09-01-52	17,398,035	16,909,307
30 Yr Pass Thru	5.000	10-01-52	6,698,357	6,522,753
30 Yr Pass Thru	5.000	11-01-52	12,854,384	12,497,309
30 Yr Pass Thru	5.000	12-01-52	3,335,323	3,262,476
30 Yr Pass Thru	5.000	12-01-52	6,707,977	6,576,142
30 Yr Pass Thru	5.000	12-01-52	10,756,130	10,477,508
30 Yr Pass Thru	5.000	02-01-53	7,918,288	7,693,381
30 Yr Pass Thru	5.000	03-01-53	11,869,343	11,602,687
30 Yr Pass Thru	5.000	07-01-53	17,202,541	16,799,942
30 Yr Pass Thru	5.000	07-01-53	11,445,823	11,177,236
30 Yr Pass Thru	5.000	07-01-53	6,533,336	6,382,475
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-01-53	7,984,905	$7,808,011
30 Yr Pass Thru	5.500	09-01-52	9,120,014	9,113,000
30 Yr Pass Thru	5.500	06-01-53	4,897,452	4,890,624
30 Yr Pass Thru	5.500	07-01-53	5,424,435	5,416,873
30 Yr Pass Thru	5.500	08-01-53	12,126,110	12,112,994
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	11,917,252	10,554,233
15 Yr Pass Thru	2.000	06-01-36	8,393,618	7,444,102
15 Yr Pass Thru	2.000	04-01-37	8,216,354	7,299,729
15 Yr Pass Thru	2.500	01-01-35	4,911,044	4,482,135
15 Yr Pass Thru	2.500	08-01-35	6,842,071	6,233,824
15 Yr Pass Thru	2.500	05-01-36	11,082,378	10,114,492
15 Yr Pass Thru	3.000	07-01-27	51,268	49,565
15 Yr Pass Thru	3.000	03-01-33	6,899,925	6,517,769
15 Yr Pass Thru	3.500	06-01-34	219,325	209,231
15 Yr Pass Thru	4.000	12-01-24	12,295	12,190
15 Yr Pass Thru	4.000	09-01-37	5,501,959	5,333,397
15 Yr Pass Thru	4.000	10-01-37	4,613,850	4,463,845
15 Yr Pass Thru	4.000	01-01-38	2,513,879	2,425,077
15 Yr Pass Thru	4.500	11-01-37	6,320,067	6,186,668
15 Yr Pass Thru	4.500	12-01-37	2,041,420	1,998,332
30 Yr Pass Thru	2.000	09-01-50	8,185,686	6,538,250
30 Yr Pass Thru	2.000	12-01-50	3,619,587	2,861,707
30 Yr Pass Thru	2.000	12-01-50	21,320,756	16,976,479
30 Yr Pass Thru	2.000	03-01-51	7,159,439	5,740,917
30 Yr Pass Thru	2.000	07-01-51	2,779,656	2,201,118
30 Yr Pass Thru	2.000	02-01-52	23,002,791	18,200,772
30 Yr Pass Thru	2.500	12-01-50	47,166	39,257
30 Yr Pass Thru	2.500	08-01-51	3,053,867	2,542,737
30 Yr Pass Thru	2.500	08-01-51	4,569,491	3,801,833
30 Yr Pass Thru	2.500	10-01-51	2,279,012	1,896,146
30 Yr Pass Thru	2.500	11-01-51	13,979,558	11,700,940
30 Yr Pass Thru	2.500	01-01-52	5,472,794	4,541,413
30 Yr Pass Thru	2.500	03-01-52	38,005,735	31,525,894
30 Yr Pass Thru	3.000	12-01-42	553,961	494,349
30 Yr Pass Thru	3.000	04-01-43	1,700,038	1,513,094
30 Yr Pass Thru	3.000	12-01-45	1,231,408	1,084,190
30 Yr Pass Thru	3.000	08-01-46	788,276	692,557
30 Yr Pass Thru	3.000	10-01-46	902,265	795,243
30 Yr Pass Thru	3.000	01-01-47	1,089,089	958,886
30 Yr Pass Thru	3.000	02-01-47	604,941	532,997
30 Yr Pass Thru	3.000	10-01-47	1,308,386	1,148,694
30 Yr Pass Thru	3.000	12-01-47	4,758,646	4,168,919
30 Yr Pass Thru	3.000	11-01-48	936,636	823,488
30 Yr Pass Thru	3.000	11-01-48	3,845,411	3,354,439
30 Yr Pass Thru	3.000	12-01-48	587,858	515,006
30 Yr Pass Thru	3.000	09-01-49	3,092,027	2,681,785
30 Yr Pass Thru	3.000	09-01-49	1,753,808	1,503,579
30 Yr Pass Thru	3.000	10-01-49	693,699	601,227
30 Yr Pass Thru	3.000	10-01-49	2,396,955	2,087,922
30 Yr Pass Thru	3.000	11-01-49	9,913,444	8,610,546
30 Yr Pass Thru	3.000	11-01-49	1,681,986	1,441,479
30 Yr Pass Thru	3.000	11-01-49	1,235,770	1,073,356
30 Yr Pass Thru	3.000	01-01-52	12,994,938	11,250,499
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	02-01-52	4,687,143	$4,049,153
30 Yr Pass Thru	3.500	01-01-42	419,430	386,920
30 Yr Pass Thru	3.500	06-01-42	791,296	729,241
30 Yr Pass Thru	3.500	07-01-42	1,328,300	1,223,936
30 Yr Pass Thru	3.500	01-01-43	245,653	226,491
30 Yr Pass Thru	3.500	04-01-43	183,123	168,423
30 Yr Pass Thru	3.500	06-01-43	873,205	802,690
30 Yr Pass Thru	3.500	07-01-43	148,075	136,041
30 Yr Pass Thru	3.500	03-01-44	1,307,526	1,204,132
30 Yr Pass Thru	3.500	10-01-44	1,515,745	1,375,729
30 Yr Pass Thru	3.500	04-01-45	309,621	282,278
30 Yr Pass Thru	3.500	04-01-45	727,242	663,018
30 Yr Pass Thru	3.500	07-01-46	679,123	617,026
30 Yr Pass Thru	3.500	07-01-46	460,594	418,911
30 Yr Pass Thru	3.500	07-01-47	1,795,970	1,640,171
30 Yr Pass Thru	3.500	11-01-47	1,485,928	1,351,452
30 Yr Pass Thru	3.500	12-01-47	886,590	805,523
30 Yr Pass Thru	3.500	01-01-48	1,694,633	1,539,681
30 Yr Pass Thru	3.500	03-01-48	862,677	786,762
30 Yr Pass Thru	3.500	06-01-49	5,346,219	4,833,989
30 Yr Pass Thru	3.500	09-01-49	2,717,053	2,441,444
30 Yr Pass Thru	3.500	10-01-49	1,722,564	1,547,832
30 Yr Pass Thru	3.500	01-01-50	4,790,505	4,298,583
30 Yr Pass Thru	3.500	04-01-50	7,252,425	6,543,959
30 Yr Pass Thru	3.500	02-01-52	2,473,435	2,239,542
30 Yr Pass Thru	3.500	04-01-52	3,366,939	3,015,675
30 Yr Pass Thru	3.500	04-01-52	2,882,078	2,585,901
30 Yr Pass Thru	4.000	09-01-40	214,843	204,462
30 Yr Pass Thru	4.000	01-01-41	187,959	178,804
30 Yr Pass Thru	4.000	09-01-41	297,922	282,977
30 Yr Pass Thru	4.000	09-01-41	835,530	794,273
30 Yr Pass Thru	4.000	10-01-41	13,991	13,295
30 Yr Pass Thru	4.000	11-01-41	483,447	459,438
30 Yr Pass Thru	4.000	01-01-42	144,551	137,350
30 Yr Pass Thru	4.000	01-01-42	152,186	144,607
30 Yr Pass Thru	4.000	03-01-42	828,634	786,655
30 Yr Pass Thru	4.000	05-01-43	1,031,200	977,710
30 Yr Pass Thru	4.000	09-01-43	835,295	791,187
30 Yr Pass Thru	4.000	10-01-43	584,286	553,071
30 Yr Pass Thru	4.000	12-01-43	714,909	676,875
30 Yr Pass Thru	4.000	01-01-44	168,485	159,505
30 Yr Pass Thru	4.000	02-01-46	432,233	405,148
30 Yr Pass Thru	4.000	06-01-46	337,841	316,565
30 Yr Pass Thru	4.000	07-01-46	624,667	585,328
30 Yr Pass Thru	4.000	03-01-47	1,163,420	1,091,970
30 Yr Pass Thru	4.000	05-01-47	963,939	904,740
30 Yr Pass Thru	4.000	12-01-47	382,308	359,427
30 Yr Pass Thru	4.000	04-01-48	1,234,093	1,159,460
30 Yr Pass Thru	4.000	06-01-48	711,167	664,380
30 Yr Pass Thru	4.000	10-01-48	606,871	569,601
30 Yr Pass Thru	4.000	01-01-49	454,307	422,857
30 Yr Pass Thru	4.000	07-01-49	879,244	823,048
30 Yr Pass Thru	4.000	07-01-49	1,449,619	1,354,703
30 Yr Pass Thru	4.000	08-01-49	2,832,752	2,651,700
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-49	2,076,813	$1,935,638
30 Yr Pass Thru	4.000	02-01-50	2,376,290	2,212,530
30 Yr Pass Thru	4.000	03-01-51	9,127,616	8,518,563
30 Yr Pass Thru	4.000	08-01-51	4,998,272	4,671,003
30 Yr Pass Thru	4.000	04-01-52	987,301	917,026
30 Yr Pass Thru	4.000	05-01-52	9,233,983	8,547,857
30 Yr Pass Thru	4.000	05-01-52	6,507,893	5,993,821
30 Yr Pass Thru	4.000	05-01-52	6,270,041	5,796,311
30 Yr Pass Thru	4.000	06-01-52	271,484	253,093
30 Yr Pass Thru	4.000	06-01-52	1,990,534	1,855,069
30 Yr Pass Thru	4.000	06-01-52	7,012,083	6,534,879
30 Yr Pass Thru	4.000	06-01-52	4,607,856	4,243,872
30 Yr Pass Thru	4.000	07-01-52	15,450,328	14,350,581
30 Yr Pass Thru	4.000	07-01-52	5,384,418	4,982,649
30 Yr Pass Thru	4.000	07-01-52	4,281,714	3,962,226
30 Yr Pass Thru	4.000	07-01-52	8,010,119	7,382,390
30 Yr Pass Thru	4.500	08-01-40	376,843	367,654
30 Yr Pass Thru	4.500	08-01-40	201,421	196,435
30 Yr Pass Thru	4.500	12-01-40	139,156	135,608
30 Yr Pass Thru	4.500	05-01-41	150,841	147,111
30 Yr Pass Thru	4.500	05-01-41	253,329	246,768
30 Yr Pass Thru	4.500	06-01-41	272,824	265,963
30 Yr Pass Thru	4.500	07-01-41	155,753	151,868
30 Yr Pass Thru	4.500	11-01-41	41,813	40,756
30 Yr Pass Thru	4.500	12-01-41	681,809	664,431
30 Yr Pass Thru	4.500	05-01-42	372,803	363,462
30 Yr Pass Thru	4.500	04-01-48	425,279	410,369
30 Yr Pass Thru	4.500	07-01-48	810,188	779,505
30 Yr Pass Thru	4.500	06-01-52	4,001,615	3,824,743
30 Yr Pass Thru	4.500	06-01-52	9,286,444	8,867,274
30 Yr Pass Thru	4.500	06-01-52	6,870,196	6,579,413
30 Yr Pass Thru	4.500	07-01-52	7,621,670	7,277,645
30 Yr Pass Thru	4.500	07-01-52	1,404,162	1,344,730
30 Yr Pass Thru (A)	4.500	07-01-52	8,076,885	7,712,313
30 Yr Pass Thru	4.500	08-01-52	4,514,969	4,281,544
30 Yr Pass Thru	4.500	08-01-52	1,045,832	1,001,240
30 Yr Pass Thru	4.500	08-01-52	7,542,196	7,152,263
30 Yr Pass Thru	4.500	08-01-52	6,412,610	6,123,158
30 Yr Pass Thru (A)	4.500	08-01-52	7,952,465	7,548,776
30 Yr Pass Thru (A)	4.500	08-01-52	5,506,751	5,220,329
30 Yr Pass Thru	4.500	09-01-52	6,284,604	6,018,606
30 Yr Pass Thru	4.500	09-01-52	6,630,564	6,335,419
30 Yr Pass Thru	4.500	09-01-52	3,300,597	3,153,678
30 Yr Pass Thru	4.500	10-01-52	5,204,307	4,984,033
30 Yr Pass Thru	4.500	10-01-52	16,370,387	15,641,695
30 Yr Pass Thru	4.500	10-01-52	4,262,412	4,068,684
30 Yr Pass Thru (A)	4.500	10-01-52	3,570,000	3,417,783
30 Yr Pass Thru	4.500	11-01-52	4,360,138	4,163,331
30 Yr Pass Thru	4.500	11-01-52	12,654,870	12,107,385
30 Yr Pass Thru	4.500	04-01-53	10,651,260	10,167,157
30 Yr Pass Thru	4.500	05-01-53	2,614,654	2,499,903
30 Yr Pass Thru	5.000	08-01-52	16,829,001	16,529,807
30 Yr Pass Thru	5.000	09-01-52	12,797,826	12,438,322
30 Yr Pass Thru	5.000	10-01-52	7,161,951	7,005,527
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	10-01-52	9,788,177	$9,602,228
30 Yr Pass Thru	5.000	11-01-52	6,673,753	6,542,590
30 Yr Pass Thru	5.000	12-01-52	6,349,781	6,211,095
30 Yr Pass Thru	5.000	01-01-53	11,245,211	11,041,774
30 Yr Pass Thru	5.000	04-01-53	5,723,693	5,591,527
30 Yr Pass Thru	5.000	04-01-53	11,682,102	11,434,255
30 Yr Pass Thru	5.000	05-01-53	7,203,724	7,064,397
30 Yr Pass Thru	5.000	07-01-53	19,416,710	18,992,630
30 Yr Pass Thru	5.500	10-01-52	8,481,884	8,472,710
30 Yr Pass Thru	5.500	12-01-52	7,425,035	7,417,004
30 Yr Pass Thru	5.500	12-01-52	1,399,730	1,398,654
30 Yr Pass Thru	5.500	12-01-52	2,814,426	2,828,092

30 Yr Pass Thru (A)	5.500	05-01-53	12,231,601	12,210,727
Corporate bonds 31.1%				$1,032,039,859
(Cost $1,071,132,676)
Communication services 1.4%				45,247,755
Entertainment 0.5%
Netflix, Inc. (B)	4.875	06-15-30	4,756,000	4,718,390
WarnerMedia Holdings, Inc.	4.279	03-15-32	3,264,000	2,879,458
WarnerMedia Holdings, Inc.	5.050	03-15-42	1,102,000	926,691
WarnerMedia Holdings, Inc.	5.141	03-15-52	8,718,000	7,084,208
Media 0.5%
Charter Communications Operating LLC	4.200	03-15-28	6,857,000	6,427,509
Charter Communications Operating LLC	5.750	04-01-48	6,453,000	5,371,924
Charter Communications Operating LLC	6.384	10-23-35	4,715,000	4,564,456
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.375	04-15-29	3,360,000	3,080,523
T-Mobile USA, Inc.	3.875	04-15-30	10,983,000	10,194,596
Consumer discretionary 1.9%				61,382,866
Automobiles 1.3%
Ford Motor Company	3.250	02-12-32	4,518,000	3,705,017
Ford Motor Company	6.100	08-19-32	3,408,000	3,402,027
Ford Motor Credit Company LLC	4.000	11-13-30	7,970,000	7,046,698
Ford Motor Credit Company LLC	6.800	05-12-28	4,642,000	4,790,348
Ford Motor Credit Company LLC	7.122	11-07-33	2,535,000	2,702,043
General Motors Financial Company, Inc.	2.400	10-15-28	8,649,000	7,604,239
Hyundai Capital America (B)	2.375	10-15-27	1,339,000	1,211,898
Hyundai Capital America (B)	5.400	01-08-31	4,322,000	4,326,550
Hyundai Capital America (B)	5.680	06-26-28	3,290,000	3,335,307
Nissan Motor Acceptance Company LLC (B)	1.850	09-16-26	3,699,000	3,329,745
Nissan Motor Acceptance Company LLC (B)	2.000	03-09-26	2,103,000	1,938,595
Distributors 0.1%
LKQ Corp.	5.750	06-15-28	980,000	990,335
Hotels, restaurants and leisure 0.3%
Booking Holdings, Inc.	4.625	04-13-30	3,215,000	3,158,472
Expedia Group, Inc.	3.800	02-15-28	7,359,000	6,959,972
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	3,422,000	3,254,792
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	7.700	11-27-30	1,883,000	1,996,637
Tapestry, Inc.	7.850	11-27-33	1,507,000	1,630,191
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.7%				$21,980,884
Food products 0.7%
Bimbo Bakeries USA, Inc. (B)	6.050	01-15-29	2,598,000	2,674,667
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,511,081
JBS USA LUX SA	5.750	04-01-33	5,285,000	5,125,489
Kraft Heinz Foods Company	4.375	06-01-46	6,883,000	5,702,427
Kraft Heinz Foods Company	5.000	06-04-42	1,873,000	1,731,543
Pilgrim’s Pride Corp.	6.250	07-01-33	2,212,000	2,235,677
Energy 3.8%				127,436,263
Oil, gas and consumable fuels 3.8%
Aker BP ASA (B)	3.100	07-15-31	1,392,000	1,175,700
Aker BP ASA (B)	3.750	01-15-30	880,000	797,521
Aker BP ASA (B)	4.000	01-15-31	5,545,000	5,009,741
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	6,508,320
Cheniere Energy Partners LP	4.500	10-01-29	1,908,000	1,787,156
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	2,473,000	2,425,372
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	1,161,000	1,182,598
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	1,800,000	1,848,243
Continental Resources, Inc. (B)	2.875	04-01-32	2,321,000	1,863,555
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,681,570
Continental Resources, Inc. (B)	5.750	01-15-31	2,278,000	2,233,089
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	3,920,128
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	5,021,000	4,792,199
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	2,104,914
Energy Transfer LP	4.200	04-15-27	2,538,000	2,461,991
Energy Transfer LP	5.150	03-15-45	2,171,000	1,936,843
Energy Transfer LP	5.250	04-15-29	9,197,000	9,161,513
Energy Transfer LP	5.400	10-01-47	4,657,000	4,223,931
Energy Transfer LP	5.500	06-01-27	3,219,000	3,230,033
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,693,687
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,895,000	2,116,023
MPLX LP	4.250	12-01-27	2,476,000	2,396,310
MPLX LP	4.950	09-01-32	2,234,000	2,139,673
MPLX LP	5.000	03-01-33	2,099,000	2,007,715
Occidental Petroleum Corp.	6.450	09-15-36	5,253,000	5,530,674
Occidental Petroleum Corp.	6.625	09-01-30	1,830,000	1,925,892
ONEOK, Inc.	5.650	11-01-28	1,465,000	1,490,368
ONEOK, Inc.	6.050	09-01-33	5,935,000	6,116,598
ONEOK, Inc.	6.625	09-01-53	3,510,000	3,771,944
Ovintiv, Inc.	5.650	05-15-28	1,022,000	1,031,097
Ovintiv, Inc.	6.250	07-15-33	1,025,000	1,053,896
Ovintiv, Inc.	7.200	11-01-31	434,000	468,652
Sabine Pass Liquefaction LLC	4.200	03-15-28	2,130,000	2,054,740
Sabine Pass Liquefaction LLC	4.500	05-15-30	7,143,000	6,835,233
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,173,000	3,149,375
Targa Resources Corp.	4.950	04-15-52	3,233,000	2,765,983
Targa Resources Corp.	6.150	03-01-29	3,088,000	3,182,757
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,362,956
The Williams Companies, Inc.	4.650	08-15-32	1,669,000	1,587,781
Var Energi ASA (B)	7.500	01-15-28	482,000	507,564
Var Energi ASA (B)	8.000	11-15-32	6,514,000	7,240,181
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Western Midstream Operating LP	4.050	02-01-30	3,253,000	$3,007,283
Western Midstream Operating LP	6.150	04-01-33	645,000	655,464
Financials 10.5%				349,638,230
Banks 6.5%
Banco Santander SA	4.379	04-12-28	2,842,000	2,731,727
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	6,730,000	5,914,190
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,771,000	4,932,401
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	9,617,000	8,053,538
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	4,585,000	4,002,766
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	4,062,000	3,863,420
Bank of America Corp. (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%)	4.271	07-23-29	6,963,000	6,690,042
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (A)	7.700	05-26-84	4,728,000	4,728,000
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	2,875,000	2,862,114
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)	9.250	11-17-27	1,400,000	1,487,493
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (B)	5.716	01-18-30	2,746,000	2,734,344
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,383,000	2,785,313
Citigroup, Inc.	4.600	03-09-26	3,011,000	2,961,667
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	2,227,000	2,204,254
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,886,000	3,915,126
Citizens Financial Group, Inc.	3.250	04-30-30	5,113,000	4,423,770
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,152,000	2,112,684
Credit Agricole SA (B)	3.250	01-14-30	6,407,000	5,620,116
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	3,834,000	3,951,411
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	3,140,000	3,222,145
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	2,203,000	2,240,144
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	1,648,140
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	6,498,000	5,559,776
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	6,410,000	5,567,553
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month CME Term SOFR + 1.507%)	3.960	01-29-27	4,358,000	4,254,684
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	1,624,000	1,570,890
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (C)	4.600	02-01-25	3,853,000	3,750,863
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	3,729,000	3,689,281
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)	5.125	11-01-26	2,022,000	1,766,723
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,424,000	1,396,917
NatWest Markets PLC (B)	1.600	09-29-26	6,462,000	5,885,458
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	2,688,000	2,430,782
Santander Holdings USA, Inc.	3.244	10-05-26	7,646,000	7,161,280
Santander Holdings USA, Inc.	3.450	06-02-25	6,381,000	6,186,777
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,236,727
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (B)	5.634	01-19-30	1,493,000	1,471,266
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (B)	6.221	06-15-33	2,282,000	2,237,200
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (B)	6.446	01-10-29	4,578,000	4,676,303
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26	5,112,000	4,326,253
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	6,155,000	6,188,942
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	3,310,000	$3,372,148
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	2,132,000	2,012,226
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (C)(D)	8.679	06-01-24	2,259,000	2,267,069
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	2,619,000	2,590,357
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	1,776,000	1,758,291
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	3,109,000	3,108,683
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	2,252,000	2,383,457
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	2,177,000	2,164,773
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,497,000	3,531,127
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%)	6.787	10-26-27	3,778,000	3,903,425
Wells Fargo & Company (2.393% to 6-2-27, then Overnight SOFR + 2.100%)	2.393	06-02-28	9,704,000	8,850,837
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	6,123,000	5,369,728
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	9,200,000	7,896,506
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	5,679,000	5,630,222
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (C)	5.875	06-15-25	10,451,000	10,444,416
Capital markets 2.6%
Ares Capital Corp.	2.150	07-15-26	6,162,000	5,597,557
Ares Capital Corp.	2.875	06-15-28	3,739,000	3,274,609
Ares Capital Corp.	3.250	07-15-25	2,024,000	1,944,084
Ares Capital Corp.	5.875	03-01-29	2,299,000	2,246,835
Blackstone Private Credit Fund	2.700	01-15-25	1,049,000	1,018,740
Blackstone Private Credit Fund	3.250	03-15-27	627,000	573,432
Blackstone Private Credit Fund	4.000	01-15-29	4,714,000	4,287,728
Blackstone Private Credit Fund (B)	7.300	11-27-28	2,373,000	2,449,096
Cantor Fitzgerald LP (B)	7.200	12-12-28	6,112,000	6,273,424
Deutsche Bank AG (2.552% to 1-7-27, then Overnight SOFR + 1.318%)	2.552	01-07-28	5,610,000	5,115,325
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	2,463,319
Jefferies Financial Group, Inc.	5.875	07-21-28	2,651,000	2,703,030
Lazard Group LLC	4.375	03-11-29	2,662,000	2,534,663
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,779,000	2,437,504
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,187,000	1,761,881
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	6,256,000	4,903,490
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	2,994,000	2,976,876
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	3,833,000	3,808,935
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	3,449,000	3,492,573
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	3,855,000	3,980,229
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	12,005,000	9,981,925
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	3,932,000	3,243,012
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	2,991,000	2,971,002
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	2,280,000	2,357,029
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (B)(C)	9.250	11-13-28	1,791,000	1,912,072
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(C)	9.250	11-13-33	1,335,000	1,474,996
Consumer finance 0.4%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	3,175,000	3,262,013
Discover Financial Services	4.100	02-09-27	1,385,000	1,328,342
Discover Financial Services	6.700	11-29-32	4,001,000	4,187,508
Trust Fibra Uno (B)	7.375	02-13-34	3,342,000	3,352,026
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 0.4%
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,432,000	$1,429,680
National Rural Utilities Cooperative Finance Corp.	4.850	02-07-29	3,622,000	3,588,801
National Rural Utilities Cooperative Finance Corp.	5.600	11-13-26	2,879,000	2,917,389
Radian Group, Inc.	6.200	05-15-29	5,021,000	5,035,413
Insurance 0.6%
Athene Holding, Ltd.	3.500	01-15-31	7,206,000	6,263,287
CNA Financial Corp.	2.050	08-15-30	1,209,000	998,652
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,309,478
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	2,925,000	2,969,168
SBL Holdings, Inc. (B)	5.000	02-18-31	2,741,000	2,263,202
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	5,137,000	4,224,160
Health care 2.5%				83,077,708
Biotechnology 0.5%
Amgen, Inc.	5.250	03-02-30	7,603,000	7,659,502
Amgen, Inc.	5.250	03-02-33	4,643,000	4,630,268
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	6,088,000	4,924,767
Health care equipment and supplies 0.2%
Solventum Corp. (B)	5.400	03-01-29	2,925,000	2,920,459
Solventum Corp. (B)	5.450	03-13-31	5,616,000	5,567,652
Health care providers and services 1.1%
Cencora, Inc.	2.800	05-15-30	4,361,000	3,827,795
Centene Corp.	4.625	12-15-29	7,915,000	7,491,943
CVS Health Corp.	3.750	04-01-30	2,931,000	2,704,421
CVS Health Corp.	5.050	03-25-48	2,582,000	2,303,075
CVS Health Corp.	5.250	01-30-31	666,000	665,225
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	6,381,000	4,957,180
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	6,479,000	5,756,559
HCA, Inc.	5.450	04-01-31	2,638,000	2,625,526
Universal Health Services, Inc.	1.650	09-01-26	3,216,000	2,923,932
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	2,880,323
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,865,000	1,866,321
Pharmaceuticals 0.6%
IQVIA, Inc.	6.250	02-01-29	1,903,000	1,957,942
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,391,792
Royalty Pharma PLC	1.750	09-02-27	2,019,000	1,797,852
Viatris, Inc.	2.700	06-22-30	5,413,000	4,559,131
Viatris, Inc.	4.000	06-22-50	11,231,000	7,666,043
Industrials 3.8%				127,639,178
Aerospace and defense 0.3%
DAE Funding LLC (B)	3.375	03-20-28	4,053,000	3,712,751
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,780,000	1,675,393
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,694,575
Building products 0.1%
Owens Corning	3.875	06-01-30	371,000	341,772
Owens Corning	3.950	08-15-29	4,259,000	4,016,229
Commercial services and supplies 0.1%
Waste Management, Inc.	1.500	03-15-31	3,500,000	2,783,643
Electrical equipment 0.1%
Regal Rexnord Corp. (B)	6.050	02-15-26	2,663,000	2,674,025
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment (continued)
Regal Rexnord Corp. (B)	6.400	04-15-33	2,025,000	$2,078,955
Machinery 0.0%
Ingersoll Rand, Inc.	5.400	08-14-28	686,000	691,528
Passenger airlines 1.9%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	11-15-26	798,708	776,233
Air Canada 2015-2 Class AA Pass Through Trust (B)	3.750	06-15-29	2,259,085	2,121,265
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	1,359,069	1,289,928
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	1,715,108	1,741,658
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	1,469,834	1,393,412
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,897,812	3,625,668
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	3,547,616	3,315,023
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	2,270,388	2,084,821
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,659,275	2,471,530
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	2,192,662	1,964,589
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,991,837	2,580,124
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	3,128,079	2,772,912
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-24	2,424,893	2,061,324
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	614,150	562,721
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,293,337	1,185,921
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	1,083,567	1,006,943
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	899,535	936,109
Delta Air Lines, Inc. (B)	4.750	10-20-28	4,081,119	3,989,339
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-33	3,147,497	2,664,481
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	4,249,057	4,105,319
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,793,000	3,436,758
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,316,389	1,250,220
United Airlines 2018-1 Class B Pass Through Trust	4.600	09-01-27	1,054,933	1,018,836
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	2,036,456	1,865,334
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	6,467,088	6,529,144
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,988,256	1,959,370
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,913,000	3,966,639
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	1,047,312	1,029,438
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	3,893,000	3,915,088
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	2.450	10-29-26	13,822,000	12,749,285
AerCap Ireland Capital DAC	3.000	10-29-28	6,673,000	5,996,132
AerCap Ireland Capital DAC	5.100	01-19-29	3,626,000	3,564,181
Air Lease Corp.	2.100	09-01-28	2,104,000	1,825,366
Air Lease Corp.	3.625	12-01-27	2,551,000	2,396,941
Ashtead Capital, Inc. (B)	4.250	11-01-29	1,310,000	1,208,584
Ashtead Capital, Inc. (B)	5.500	08-11-32	2,914,000	2,848,710
Ashtead Capital, Inc. (B)	5.550	05-30-33	1,670,000	1,633,460
Ashtead Capital, Inc. (B)	5.800	04-15-34	1,787,000	1,769,926
Ashtead Capital, Inc. (B)	5.950	10-15-33	3,555,000	3,573,440
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	2,033,000	1,784,135
Information technology 2.3%				76,453,767
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	3,986,014
Motorola Solutions, Inc.	2.750	05-24-31	4,718,000	3,939,368
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.2%
Gartner, Inc. (B)	4.500	07-01-28	3,971,000	$3,758,885
Kyndryl Holdings, Inc.	6.350	02-20-34	503,000	507,704
VeriSign, Inc.	2.700	06-15-31	2,260,000	1,878,897
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc. (B)	3.419	04-15-33	6,106,000	5,215,084
Broadcom, Inc.	4.750	04-15-29	11,895,000	11,669,273
Foundry JV Holdco LLC (B)	5.875	01-25-34	2,761,000	2,747,006
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	4,861,821
Micron Technology, Inc.	2.703	04-15-32	2,400,000	1,970,022
Micron Technology, Inc.	4.185	02-15-27	4,036,000	3,923,460
Micron Technology, Inc.	5.300	01-15-31	2,207,000	2,184,375
Micron Technology, Inc.	5.327	02-06-29	3,667,000	3,671,449
Micron Technology, Inc.	6.750	11-01-29	6,362,000	6,752,895
NXP BV	3.875	06-18-26	5,875,000	5,688,504
Qorvo, Inc. (B)	3.375	04-01-31	1,868,000	1,573,763
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,499,612
Oracle Corp.	2.950	04-01-30	3,390,000	3,006,398
VMware LLC	4.700	05-15-30	5,006,000	4,816,682
Technology hardware, storage and peripherals 0.1%
Dell International LLC	5.300	10-01-29	2,796,000	2,802,555
Materials 0.4%				11,470,551
Chemicals 0.1%
OCI NV (B)	6.700	03-16-33	1,401,000	1,388,622
Metals and mining 0.3%
Anglo American Capital PLC (B)	4.750	04-10-27	2,486,000	2,432,543
Freeport-McMoRan, Inc.	4.250	03-01-30	3,179,000	2,970,260
Freeport-McMoRan, Inc.	5.450	03-15-43	3,991,000	3,716,203
Newmont Corp.	2.800	10-01-29	1,084,000	962,923
Real estate 1.0%				33,777,620
Industrial REITs 0.3%
Prologis LP	5.125	01-15-34	3,772,000	3,733,598
Prologis Targeted U.S. Logistics Fund LP (B)	5.250	04-01-29	4,541,000	4,517,251
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	4,414,000	3,732,094
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,472,684
Specialized REITs 0.6%
American Tower Corp.	3.800	08-15-29	5,777,000	5,346,155
American Tower Trust I (B)	5.490	03-15-28	4,086,000	4,122,707
GLP Capital LP	3.250	01-15-32	1,239,000	1,027,860
GLP Capital LP	4.000	01-15-30	1,163,000	1,046,649
GLP Capital LP	5.375	04-15-26	1,819,000	1,799,112
SBA Tower Trust (B)	6.599	01-15-28	2,528,000	2,591,577
VICI Properties LP (B)	4.125	08-15-30	1,884,000	1,689,903
VICI Properties LP (B)	4.625	12-01-29	2,293,000	2,135,012
VICI Properties LP	5.125	05-15-32	600,000	563,018
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.8%				$93,935,037
Electric utilities 2.0%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,262,035
Atlantica Transmision Sur SA (B)	6.875	04-30-43	1,706,257	1,731,851
Constellation Energy Generation LLC	6.125	01-15-34	1,103,000	1,150,751
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	2,064,398
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,172,031
Duke Energy Corp.	2.450	06-01-30	978,000	836,281
Duke Energy Corp.	5.750	09-15-33	3,799,000	3,870,251
Emera US Finance LP	3.550	06-15-26	3,087,000	2,960,440
Eversource Energy	5.125	05-15-33	3,035,000	2,931,578
Exelon Corp.	4.050	04-15-30	4,450,000	4,173,516
Georgia Power Company	4.950	05-17-33	1,998,000	1,956,199
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,260,814
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	3,395,000	3,386,204
NRG Energy, Inc. (B)	2.450	12-02-27	3,308,000	2,954,530
NRG Energy, Inc. (B)	4.450	06-15-29	2,668,000	2,479,653
NRG Energy, Inc. (B)	7.000	03-15-33	3,702,000	3,854,317
The Southern Company	5.700	03-15-34	2,999,000	3,055,036
Vistra Operations Company LLC (B)	3.700	01-30-27	5,707,000	5,398,011
Vistra Operations Company LLC (B)	4.300	07-15-29	5,821,000	5,425,357
Vistra Operations Company LLC (B)	6.950	10-15-33	2,965,000	3,089,219
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	4,074,796
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	3,052,351	2,561,899
Indianapolis Power & Light Company (B)	5.650	12-01-32	5,135,000	5,222,895
Multi-utilities 0.6%
Dominion Energy, Inc.	3.375	04-01-30	2,900,000	2,607,498
National Grid PLC	5.809	06-12-33	4,537,000	4,584,220
NiSource, Inc.	1.700	02-15-31	978,000	776,778
NiSource, Inc.	3.600	05-01-30	2,654,000	2,428,641
NiSource, Inc.	5.250	03-30-28	594,000	596,616

San Diego Gas & Electric Company	4.950	08-15-28	5,782,000	5,780,643

Sempra	5.500	08-01-33	3,309,000	3,288,579
Municipal bonds 0.5%				$15,004,252
(Cost $20,015,860)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,426,627
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,391,827
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,463,291
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,576,848
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,073,104
Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,441,871

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,812,000	1,630,684
Collateralized mortgage obligations 3.9%				$131,041,273
(Cost $164,477,459)
Commercial and residential 3.0%				99,816,713
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(E)	0.990	04-25-53	720,774	655,202
Series 2021-2, Class A1 (B)(E)	0.985	04-25-66	780,211	644,312
Series 2021-4, Class A1 (B)(E)	1.035	01-20-65	2,621,115	2,106,512
Series 2021-5, Class A1 (B)(E)	0.951	07-25-66	2,152,447	1,798,524
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(E)	1.175	10-25-48	1,257,414	1,074,542
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	$1,157,830
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,152,728
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(E)	0.941	02-25-49	890,553	778,049
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (B)(D)	6.932	01-15-34	931,774	919,545
Series 2022-CLS, Class A (B)	5.760	10-13-27	2,199,000	2,186,123
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (B)(D)	6.532	08-15-36	6,514,000	6,088,568
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,786,953	3,579,297
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,287,705
Series 2023-SMRT, Class A (B)(E)	5.820	10-12-40	2,512,000	2,550,901
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(E)	0.924	08-25-66	1,555,289	1,225,237
Series 2021-3, Class A1 (B)(E)	0.956	09-27-66	2,170,024	1,720,158
Series 2021-HX1, Class A1 (B)(E)	1.110	10-25-66	1,733,707	1,427,651
COLT Trust
Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	4,561,206	3,782,665
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (B)(E)	2.683	11-10-46	1,509,000	1,166,405
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.432	05-10-51	25,514,824	384,059
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(E)	4.394	08-10-30	1,135,000	889,929
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	363,090
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,742,000	1,677,393
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (B)	2.257	08-15-37	731,069	677,116
Series 2021-AFC1, Class A1 (B)(E)	0.830	03-25-56	3,468,308	2,912,023
Series 2021-NQM2, Class A1 (B)(E)	1.179	02-25-66	1,332,139	1,151,321
Series 2021-NQM3, Class A1 (B)(E)	1.015	04-25-66	1,188,667	963,599
Series 2021-NQM5, Class A1 (B)(E)	0.938	05-25-66	868,668	686,468
Series 2021-NQM6, Class A1 (B)(E)	1.174	07-25-66	3,203,232	2,556,229
Series 2021-RPL2, Class A1A (B)(E)	1.115	01-25-60	4,215,840	3,450,395
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	2,769,000	2,591,494
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(E)	0.899	04-25-66	1,738,204	1,494,709
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(E)	0.797	02-25-66	538,344	448,862
Series 2021-2, Class A1 (B)(E)	0.931	06-25-66	1,456,517	1,166,301
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(E)	2.500	02-01-51	3,527,879	2,818,306
GCAT Trust
Series 2021-NQM1, Class A1 (B)(E)	0.874	01-25-66	949,555	767,089
Series 2021-NQM2, Class A1 (B)(E)	1.036	05-25-66	1,048,287	846,872
Series 2021-NQM3, Class A1 (B)(E)	1.091	05-25-66	1,629,433	1,346,894
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,159,000	1,104,139
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	283,412	258,328
Series 2021-NQM1, Class A1 (B)(E)	1.017	07-25-61	722,481	609,934
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(E)	1.071	06-25-56	1,126,261	952,532
MFA Trust
Series 2021-NQM1, Class A1 (B)(E)	1.153	04-25-65	681,303	614,148
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(E)	4.316	01-15-43	520,000	$429,235
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	852,531	785,196
NMLT Trust
Series 2021-INV1, Class A1 (B)(E)	1.185	05-25-56	2,994,356	2,437,836
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	1,010,843	916,992
OBX Trust
Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	786,137	639,362
Series 2021-NQM2, Class A1 (B)(E)	1.101	05-25-61	1,607,430	1,259,536
Series 2021-NQM3, Class A1 (B)(E)	1.054	07-25-61	2,370,983	1,833,502
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(E)	2.000	01-25-36	2,568,112	2,199,223
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,837,000	3,853,743
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (B)(E)	0.943	05-25-65	951,979	856,793
Series 2022-1, Class A1 (B)(E)	2.447	12-25-66	3,054,714	2,610,531
Towd Point Mortgage Trust
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,698,656
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	1,256,665	1,162,535
Series 2019-1, Class A1 (B)(E)	3.750	03-25-58	1,121,161	1,064,741
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	1,216,879	1,139,114
Series 2020-4, Class A1 (B)	1.750	10-25-60	1,888,363	1,650,732
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (B)	1.218	05-25-65	428,791	401,240
Series 2021-1, Class A1 (B)(E)	0.815	01-25-66	1,253,093	1,083,977
Series 2021-3, Class A1 (B)(E)	1.046	06-25-66	2,073,064	1,716,385
Series 2021-4, Class A1 (B)(E)	0.938	07-25-66	1,015,671	800,392
Series 2021-5, Class A1 (B)(E)	1.013	09-25-66	1,556,600	1,293,722
Series 2021-R2, Class A1 (B)(E)	0.918	02-25-64	870,174	765,697
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	1,283,349	1,184,389
U.S. Government Agency 0.9%				31,224,560
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.204	06-25-25	84,159,778	171,215
Government National Mortgage Association
Series 2012-114, Class IO	0.623	01-16-53	349,085	5,413
Series 2016-174, Class IO	0.896	11-16-56	2,983,107	115,279
Series 2017-109, Class IO	0.230	04-16-57	3,966,659	61,425
Series 2017-124, Class IO	0.627	01-16-59	2,737,536	85,431
Series 2017-140, Class IO	0.486	02-16-59	1,994,921	60,172
Series 2017-169, Class IO	0.579	01-16-60	5,511,259	164,737
Series 2017-20, Class IO	0.526	12-16-58	6,734,882	153,324
Series 2017-22, Class IO	0.753	12-16-57	920,619	31,805
Series 2017-41, Class IO	0.584	07-16-58	3,030,412	84,248
Series 2017-46, Class IO	0.649	11-16-57	4,049,416	137,992
Series 2017-61, Class IO	0.704	05-16-59	1,471,514	51,021
Series 2018-114, Class IO	0.590	04-16-60	1,893,622	69,829
Series 2018-158, Class IO	0.788	05-16-61	12,622,010	625,848
Series 2018-69, Class IO	0.615	04-16-60	2,016,588	86,941
Series 2018-9, Class IO	0.443	01-16-60	3,763,053	112,585
Series 2019-131, Class IO	0.802	07-16-61	6,155,319	321,742
Series 2020-100, Class IO	0.784	05-16-62	8,659,256	487,791
Series 2020-108, Class IO	0.847	06-16-62	24,124,703	1,364,361
Series 2020-114, Class IO	0.800	09-16-62	29,881,595	1,721,150
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-118, Class IO	0.881	06-16-62	20,031,482	$1,200,731
Series 2020-119, Class IO	0.605	08-16-62	8,855,340	412,886
Series 2020-120, Class IO	0.762	05-16-62	23,244,000	1,301,755
Series 2020-137, Class IO	0.796	09-16-62	29,697,344	1,621,166
Series 2020-150, Class IO	0.963	12-16-62	15,140,005	1,004,989
Series 2020-170, Class IO	0.834	11-16-62	20,349,750	1,243,374
Series 2020-92, Class IO	0.879	02-16-62	19,700,617	1,209,569
Series 2021-10, Class IO	0.986	05-16-63	14,481,172	971,287
Series 2021-11, Class IO	1.020	12-16-62	22,455,779	1,512,666
Series 2021-3, Class IO	0.868	09-16-62	35,863,884	2,163,898
Series 2021-40, Class IO	0.824	02-16-63	6,830,055	407,773
Series 2022-181, Class IO	0.716	07-16-64	7,083,659	467,244
Series 2022-21, Class IO	0.784	10-16-63	6,741,812	407,353
Series 2022-221, Class IO	0.845	06-16-64	24,562,540	1,579,575
Series 2023-105, Class IO	0.746	07-16-65	15,763,250	1,027,661
Series 2023-177, Class IO	0.860	06-16-65	24,234,350	1,646,457
Series 2023-197, Class IO	1.319	09-16-65	7,310,254	655,980
Series 2023-30, Class IO	1.146	11-16-64	12,551,105	921,244
Series 2023-33, Class IO	0.935	05-16-63	20,126,874	1,450,343
Series 2023-36, Class IO	0.935	10-16-64	22,008,101	1,521,840
Series 2023-62, Class IO	0.937	02-16-65	15,872,224	1,098,613

Series 2023-91, Class IO	0.875	04-16-65	19,730,452	1,485,847
Asset backed securities 6.5%				$216,160,623
(Cost $233,839,183)
Asset backed securities 6.5%				216,160,623
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	2,956,159	2,820,930
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	4,182,000	3,779,441
Series 2023-2A, Class A2 (B)	6.500	11-16-48	2,294,000	2,297,699
AMSR Trust
Series 2021-SFR1, Class B (B)	2.153	06-17-38	2,695,000	2,339,859
Series 2021-SFR4, Class A (B)	2.117	12-17-38	572,000	525,236
Applebee’s Funding LLC
Series 2023-1A, Class A2 (B)	7.824	03-05-53	1,879,000	1,940,060
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	833,115	742,448
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	4,593,400	4,241,626
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (B)	5.360	06-20-30	3,061,000	3,063,244
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	3,453,833	3,039,089
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	674,644	644,264
CARS-DB7 LP
Series 2023-1A, Class A1 (B)	5.750	09-15-53	4,096,567	4,009,088
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,714,737	3,454,509
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,388,099	3,040,915
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	4,514,614	4,031,804
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	2,835,443	2,501,396
Series 2022-1A, Class A (B)	2.720	01-18-47	2,045,504	1,816,632
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	2,272,000	2,223,970
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	3,231,000	$2,992,178
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	5,025,642
Series 2021-2A, Class A2 (B)	2.400	10-25-51	4,037,000	3,589,592
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,663,800	1,585,171
Series 2021-1A, Class A2I (B)	2.045	11-20-51	5,848,383	5,326,806
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,870,000	3,451,186
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	5,103,260	4,883,506
Series 2019-1A, Class A2 (B)	3.668	10-25-49	1,273,920	1,161,359
Series 2021-1A, Class A2I (B)	2.662	04-25-51	3,132,423	2,782,891
Driven Brands Funding LLC
Series 2018-1A, Class A2 (B)	4.739	04-20-48	1,225,250	1,203,209
Series 2020-2A, Class A2 (B)	3.237	01-20-51	3,389,180	3,071,574
Series 2021-1A, Class A2 (B)	2.791	10-20-51	3,636,300	3,154,138
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	542,064	515,972
FirstKey Homes Trust
Series 2021-SFR1, Class A (B)	1.538	08-17-38	1,872,840	1,709,082
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	3,850,171
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (B)	7.549	01-26-54	2,752,000	2,853,539
Ford Credit Auto Owner Trust
Series 2023-2, Class A (B)	5.280	02-15-36	4,003,000	4,043,615
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	1,528,419	1,449,786
Series 2021-1A, Class A2 (B)	2.773	04-20-29	2,260,033	2,130,005
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	3,306,000	3,084,499
Home Partners of America Trust
Series 2021-2, Class A (B)	1.901	12-17-26	1,014,499	918,558
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	2,700,000	2,426,554
Series 2023-1A, Class A2 (B)	5.687	05-20-53	3,005,000	2,935,594
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	1,526,780	1,456,200
Series 2022-1A, Class A2I (B)	3.445	02-26-52	2,167,680	2,007,066
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	2,245,000	2,254,172
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,136,262	3,738,291
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	832,565	787,151
Series 2019-FA, Class A2 (B)	2.600	08-15-68	900,727	840,608
Series 2020-BA, Class A2 (B)	2.120	01-15-69	1,652,739	1,516,092
Series 2020-GA, Class A (B)	1.170	09-16-69	1,600,321	1,435,652
Series 2020-HA, Class A (B)	1.310	01-15-69	1,814,086	1,667,784
Series 2021-A, Class A (B)	0.840	05-15-69	1,999,115	1,754,237
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	1,444,991	1,230,839
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,658,275	4,128,516
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,947,260	1,704,318
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	4,682,000	4,073,195
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,823,000	1,525,559
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (B)	3.844	12-25-25	459,219	$439,565
Series 2021-FHT1, Class A (B)	3.104	07-25-26	353,576	329,077
Progress Residential Trust
Series 2021-SFR5, Class A (B)	1.427	07-17-38	4,606,212	4,205,910
Series 2021-SFR8, Class B (B)	1.681	10-17-38	1,837,000	1,656,536
Series 2024-SFR1, Class A (B)	3.350	02-17-41	2,774,000	2,548,311
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	3,774,000	3,557,153
SCF Equipment Leasing LLC
Series 2019-2A, Class C (B)	3.110	06-21-27	3,827,002	3,789,725
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,291,920
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,448,755	2,141,682
Series 2024-1A, Class A2 (B)	6.174	01-25-54	1,486,000	1,499,595
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	3,459,010	3,370,505
SMB Private Education Loan Trust
Series 2019-B, Class A2A (B)	2.840	06-15-37	1,952,718	1,855,233
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,279,336	1,159,816
Series 2021-A, Class APT2 (B)	1.070	01-15-53	818,560	722,442
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (B)	3.090	08-17-48	321,751	305,901
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,977,990	2,820,300
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,458,820	2,288,486
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,566,442	2,212,075
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	716,635	616,340
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	5,060,858	4,563,315
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	4,384,075	3,950,096
Series 2021-1A, Class A (B)	1.650	02-20-46	1,836,169	1,578,972
Tricon American Homes Trust
Series 2020-SFR2, Class A (B)	1.482	11-17-39	2,963,201	2,601,579
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	4,277,368	3,785,275
Series 2021-1A, Class A (B)	1.860	03-20-46	2,513,462	2,180,462
Vantage Data Centers LLC
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,094,000	2,886,915
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,374,000	2,040,638
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	961,320	870,485
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	2,996,433	2,679,009
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,851,608	2,472,888
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	625,049	566,308
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	6,131,625	5,541,582
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	2,112,825	1,856,010

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Shares	Value
Preferred securities 0.0%		$280,827
(Cost $309,378)
Financials 0.0%		280,827
Banks 0.0%
Wells Fargo & Company, 7.500%	238	280,827

	Yield (%)	Shares	Value
Short-term investments 1.9%			$63,620,817
(Cost $63,619,637)
Short-term funds 1.9%			63,620,817
John Hancock Collateral Trust (F)	5.2759(G)	6,361,827	63,620,817

Total investments (Cost $3,516,058,657) 101.0%	$3,354,942,406
Other assets and liabilities, net (1.0%)	(32,888,634)
Total net assets 100.0%	$3,322,053,772

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $533,596,396 or 16.1% of the fund’s net assets as of 2-29-24.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$1,896,794,755	—	$1,896,794,755	—
Corporate bonds	1,032,039,859	—	1,032,039,859	—
Municipal bonds	15,004,252	—	15,004,252	—
Collateralized mortgage obligations	131,041,273	—	131,041,273	—
Asset backed securities	216,160,623	—	216,160,623	—
Preferred securities	280,827	$280,827	—	—
Short-term investments	63,620,817	63,620,817	—	—
Total investments in securities	$3,354,942,406	$63,901,644	$3,291,040,762	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,361,827	$77,624,090	$1,037,675,450	$(1,051,717,278)	$39,483	$(928)	$2,421,056	—	$63,620,817
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	21